Summary of Significant Accounting Policies - Major Customers (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
Product Information [Line Items]
Accounts receivable, net		$ 17,139,944	$ 11,875,176	$ 15,540,528
A4 Technologies - RCA
Product Information [Line Items]
Accounts receivable, net		$ 1,200,000
QCA
Product Information [Line Items]
Accounts receivable, net			1,000,000
Alt Labs
Product Information [Line Items]
Accounts receivable, net			$ 0
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Product Information [Line Items]
Concentration risk, percentage	13.00%	14.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One | A4 Technologies - RCA
Product Information [Line Items]
Concentration risk, percentage		14.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Product Information [Line Items]
Concentration risk, percentage			11.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Government Contracts
Product Information [Line Items]
Concentration risk, percentage		9.00%